Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 13,288	$ 12,988	$ 12,995
Accumulated depreciation	(12,506)	(12,102)	(10,569)
Total property, plant and equipment from continuing operations, net	782	886	2,426
Depreciation charge for the year	404	1,532	2,243
SEALS Corp
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,288			$ 14,962
Accumulated depreciation	(12,506)			(12,781)
Total property, plant and equipment from continuing operations, net	782			2,181	$ 782
Depreciation charge for the year	198			273
Machinery & Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,410	10,180	10,203
Accumulated depreciation	(9,985)	(9,928)	(8,733)
Machinery & Equipment | SEALS Corp
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,410			11,961
Accumulated depreciation	(9,985)			(10,075)
Office Equipment and Furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,320	2,320	2,320
Accumulated depreciation	(2,028)	(1,706)	(1,382)
Office Equipment and Furniture | SEALS Corp
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,320			2,320
Accumulated depreciation	(2,028)			(2,189)
Computer Equipment and Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	558	488	472
Accumulated depreciation	(493)	$ (468)	$ (454)
Computer Equipment and Licenses | SEALS Corp
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	558			681
Accumulated depreciation	$ (493)			$ (517)